18. Financial instruments (Details 5) R$ in Millions	Dec. 31, 2018 BRL (R$)
DisclosureOfCarryingAndFairValueMeasurementOfFinancialAssetsAndLiabilitiesLineItems [Line Items]
Carrying amount	R$ (5,315)
Fair value	(5,255)
Trade receivables with credit card companies and sales vouchers
DisclosureOfCarryingAndFairValueMeasurementOfFinancialAssetsAndLiabilitiesLineItems [Line Items]
Carrying amount	123
Fair value	123
Cross-currency interest rate swaps
DisclosureOfCarryingAndFairValueMeasurementOfFinancialAssetsAndLiabilitiesLineItems [Line Items]
Carrying amount	76
Fair value	76
Interest rate swaps
DisclosureOfCarryingAndFairValueMeasurementOfFinancialAssetsAndLiabilitiesLineItems [Line Items]
Carrying amount	11
Fair value	11
Borrowings and financing (fair value)
DisclosureOfCarryingAndFairValueMeasurementOfFinancialAssetsAndLiabilitiesLineItems [Line Items]
Carrying amount	(956)
Fair value	(956)
Borrowings and financing and debentures (amortized cost)
DisclosureOfCarryingAndFairValueMeasurementOfFinancialAssetsAndLiabilitiesLineItems [Line Items]
Carrying amount	(4,569)
Fair value	R$ (4,509)